Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000070253 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000070253 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000070253 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000070253 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000070253 | Digital Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000070253 | Ventas
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070253 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070253 | Mitsubishi Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070253 | Segro
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070253 | VICI Properties
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000070253 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000070253 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000070253 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000070253 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000070253 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000070253 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070253 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000070253 | Office
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000070253 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000070253 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000070254 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000070254 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000070254 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000070254 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000070254 | Digital Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000070254 | Ventas
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070254 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070254 | Mitsubishi Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070254 | Segro
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070254 | VICI Properties
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000070254 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000070254 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000070254 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000070254 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000070254 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000070254 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070254 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000070254 | Office
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000070254 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000070254 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000177202 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000177202 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000177202 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177202 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177202 | Digital Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177202 | Ventas
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177202 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177202 | Mitsubishi Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177202 | Segro
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177202 | VICI Properties
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177202 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000177202 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000177202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000177202 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000177202 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000177202 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000177202 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177202 | Office
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000177202 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177202 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.20%